Consolidated statements of financial position - EUR (€)		Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property and equipment	[1]	€ 408,263	€ 576,373
Right-of-use assets	[1]	546,694	836,924
Intangible assets		350,183	452,400
Other assets		353,522	452,217
Financial assets		272,268	272,614
Total non-current assets		1,930,930	2,590,528
Current assets
Current other assets	[1]	3,734,700	2,365,916
Income tax receivable	[1]	1,419,490	1,134,968
Financial assets		55,162,033	82,353,867
Cash and cash equivalents		25,968,681	33,131,280
Total current assets		86,284,904	118,986,031
Total assets		88,215,834	121,576,558
Equity
Issued capital		3,387,410	3,132,631
Share premium		220,289,876	211,006,606
Other capital reserves		26,259,004	25,142,213
Accumulated deficit		(168,345,620)	(134,362,006)
Other components of equity		(3,726,791)	2,227,228
Total equity		77,863,880	107,146,673
Non-current liabilities
Lease liabilites		220,525	330,745
Other liabilities		33,323	39,013
Total non-current liabilities		253,847	369,758
Current liabilities
Trade and other payables		8,258,133	12,413,662
Lease liabilities		338,516	515,203
Employee benefits		1,368,731	975,629
Other liabilities		117,727	105,634
Provisions		15,000	50,000
Total current liabilities		10,098,107	14,060,128
Total liabilities		10,351,954	14,429,886
Total equity and liabilities		€ 88,215,834	€ 121,576,558

[1]	Please refer to Note 2.1 regarding certain presentational reclassifications.